Deutsche Investment Management Americas, Inc.
One Beacon Street
Boston, MA  02108

May 19, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
Deutsche LifeCompass 2015 Fund, Deutsche LifeCompass 2020 Fund, and Deutsche LifeCompass 2030 Fund (the “Funds”), each a series of Deutsche Target Date Series (the “Trust”) (File No. 811-08606) Preliminary Proxy Statement on Schedule 14A under the Securities Exchange Act of 1934

Ladies and Gentlemen:

We are filing today through the EDGAR system a preliminary proxy statement on Schedule 14A pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 for the above-referenced Funds (the “Proxy Statement”).  The Proxy Statement is intended for use in the solicitation of shareholders of the Funds in connection with a special shareholder meeting of the Funds to be held on July 24, 2015 (the “Meeting”).

At the Meeting, shareholders will be asked to consider the following two proposals: (1) for shareholders of all three Funds: approval of an Amended and Restated Investment Management Agreement between Deutsche Investment Management Americas Inc. and Deutsche Target Date Series (to be renamed Deutsche Asset Allocation Trust) on behalf of each of the Funds; and (2) for shareholders of Deutsche LifeCompass 2030 Fund only: approval of a policy on appointing and replacing sub-advisors and amending sub-advisory agreements with affiliated sub-advisors. The Trust expects to begin mailing the definitive proxy statement to shareholders on or about June 10, 2015.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum
Vice President and Counsel
Deutsche Investment Management Americas, Inc.